DUE TO DIRECTORS - RELATED PARTIES	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Due to Related Parties [Abstract]
Due To Directors Related Party [Text Block]
NOTE 3 – DUE TO DIRECTORS - RELATED PARTIES

Due to directors - related parties represents unsecured advances made by the directors for operating expenses on behalf of the Company such as intellectual property and formation expenses. The expenses were paid for on behalf of the Company are due upon demand.  The Company is currently not being charged interest under these advances. The total amount owed these directors at September 30, 2015 and June 30, 2015 is $31,994 and $35,108 respectively.

NOTE 4 – DUE TO DIRECTORS - RELATED PARTIES

Due to directors - related parties represents unsecured advances made by the directors for operating expenses on behalf of the Company such as intellectual property and formation expenses. The expenses were paid for on behalf of the Company and are due upon demand.  The Company is currently not being charged interest under these advances. The total amount owed these directors at June 30, 2015 and June 30, 2014 is $35,108 and $60,350 respectively. As part of the settlement and stipulation agreement noted in Note 9, the Company reduced this liability by approximately $44,000. On January 30, 2015, as part of the Settlement and Lock-up Agreement, the above agreement was terminated and the Company increased this liability by approximately $44,000. On February 4, 2015, the Company entered into a Debt Settlement Agreement with some of these directors whereby the Company issued shares of common stock as settlement of approximately $14,000 of the balance due to these directors (See Note 5).